UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		8/10/00

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: 447,054,309
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer		Title of Class	CUSIP (x$1000) PRN AMT  PRN CALL DSCRETN MAN
--------------------------      ---------------	-----
Allstate Corporation            COM		020002101	13,500		600,000		x				 600,000
Beverly Enter Inc.	COM NEW		087851309	6,609	 	2,350,000 	x				 2,350,000
Bio-Plexus			COM		09057c106	578		250,000		x				 250,000
Cendant Corp			COM		151313103	7,975		550,000		x				 550,000
Chesapeake Energy Corp		COM		165167107	24,547		4,436,930	x				 4,436,930
C.I.T. Group Inc.		CL A		125577106	30,631	 	1,885,000 	x				 1,885,000
Cleveland Cliffs Inc.		COM		185896107	3,717		144,000		x				 144,000
ECI Telecom			ORD		268258100	7,374		207,000		x				 207,000
Grand Union Co.			COM		386532402	821	 	1,546,000 	x				 1,546,000
Manor Care Inc.			COM		564055101	3,180		454,300		x				 454,300
Inamed Corp.			COM		453235103	159,926	 	5,458,256 	x				 5,458,256
Korea Tele SP ADR	SPONSORED ADR 	50063P103	16,931	 	350,000 	x				 350,000
Mentor Corp.			COM		587188103	17,864	 	658,600 	x				 658,600
Phillip Morris Companies	COM		718154107	14,388		550,000		x				 550,000
Mesabi Trust UBI		CFT BEN IN	590672101	1,904	 	554,000 	x				 554,000
Noble Affiliates Inc.		COM		654894104	11,175	 	300,000 	x				 300,000
Ocean Energy Inc.		COM NEW		67481E106	21,635	 	1,525,000 	x				 1,525,000
Pepsi Bottling Group Inc.	COM		713409100	9,485	 	325,000 	x				 325,000
Packaging Corp of Amer  COM    695156109 2,278  225,000   x    225,000
Tenet Healthcare Corp.		COM		88033G100	17,550	 	650,000 	x				 650,000
Unocal Corp			COM		915289102	29,078		860,000		x				 860,000
Ventas Inc.			COM		92276F100	7,457	 	2,339,500 	x				 2,339,500
Vitro SA ADR			SPONS ADR 	928502301	2,678	 	840,000 	x				 840,000
Waste Management Inc.		COM		94106L109	29,167		1,535,100 	x				 1,535,100
Union Pacific Res Gr  COM   907834105 6,600  300,000   	x       300,000


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